General and Administrative Expense	12 Months Ended
Dec. 31, 2011
General and Administrative Expense

19. General and Administrative Expense

Components of general and administrative expenses for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Professional fees	$63,867	$28,353	$13,362
Other credit-related expense	47,544	75,715	12,484
Foreclosure and OREO expense	35,306	21,617	21,661
FDIC premium assessment and other agency fees	29,032	14,899	15,286
Advertising and marketing expense	17,667	18,598	8,978
Loan origination expense	9,183	7,431	8,793
Portfolio expense	8,889	9,346	5,105
Write-down of indemnification asset	8,680	22,023	—
Loss on early extinguishment of debt	—	10,341	—
Other	31,349	30,545	24,913

	$251,517	$238,868	$110,582